Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO[1] ($)	Summary Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[2] $)	Compensation Actually Paid to Second PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income ($ MM)	Annual Adjusted PSP ROCE[5] (%)
							Total Shareholder Return[4] ($)	Peer Group Total Shareholder Return[4] ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	18,229,917	16,288,870	36,488,607	24,349,594	7,564,734	12,019,418	108.84	140.02	11,391	24.5
2021	20,953,206	—	21,535,633	—	8,163,303	7,817,258	72.45	106.53	1,594	8.5
2020	24,989,374	—	2,700,837	—	6,290,976	2,618,978	66.45	78.79	(3,714)	0.8

Company Selected Measure Name			Adjusted PSP ROCE
Named Executive Officers, Footnote [Text Block]			The first Principal Executive Officer (PEO) reflected in column (b) refers to Mr. Garland, Chairman and Chief Executive Officer until June 30, 2022 and Executive Chairman beginning July 1, 2022. The second Principal Executive Officer (PEO) reflected in column (b) refers to Mr. Lashier, President and Chief Operating Officer until June 30, 2022, and President and Chief Executive Officer beginning July 1, 2022.The Non-PEO NEOs reflected in columns (d) and (e) represent the following individuals: For 2022, Mr. Mitchell, Ms. Allen Sutherland, Mr. Mandell, and Mr. Roberts; for 2021, Mr. Lashier, Mr. Mitchell, Mr. Roberts, and Mr. Herman; and for 2020, Mr. Mitchell, Mr. Roberts, Mr. Herman, and Ms. Johnson.
Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR in column (g) represents the weighted average market capitalization of our peer group used for purposes of Item 201(e) of Regulation S-K, which are: Delek US Holdings, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; PBF Energy Inc.; Valero Energy Corporation; CVR Energy Inc.; Dow Inc.; Westlake Chemical Corporation; LyondellBasell Industries N.V; ONEOK, Inc.; Targa Resources Corp.; and The Williams Companies, Inc.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate CAP, the following adjustments were made to Summary Compensation Table total compensation, in accordance with SEC rules:

Compensation Actually Paid to PEO	2022 (Mr. Garland)	2022 (Mr. Lashier)	2021 (Mr. Garland)	2020 (Mr. Garland)

Summary Compensation Table Total	18,229,917	16,288,870	20,953,206	24,989,374
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(12,326,210)	(11,236,523)	(14,459,165)	(12,588,803)
Less, Change in Pension Value reported in Summary Compensation Table	—	(231,983)	—	(6,851,884)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	15,794,483	14,260,576	14,662,552	9,514,060
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	89,225	59,342	114,921	85,470
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	9,650,492	4,073,013	470,710	(6,371,181)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	3,803,161	910,182	(1,835,338)	(7,136,027)
Plus, the value of dividends or other earnings paid on equity awards in the year	398,405	178,639	394,928	357,826
Plus, pension service cost for services rendered during the year	849,133	47,478	1,233,818	702,002
Compensation Actually Paid to PEO	36,488,607	24,349,594	21,535,633	2,700,837
			(a) Represents value of RSUs withheld to satisfy Federal Insurance Contributions Act (FICA) tax obligations.
Non-PEO NEO Average Total Compensation Amount			$ 7,564,734	$ 8,163,303	$ 6,290,976
Non-PEO NEO Average Compensation Actually Paid Amount			$ 12,019,418	7,817,258	2,618,978
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020

Summary Compensation Table Total	7,564,734	8,163,303	6,290,976
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(5,081,089)	(5,575,650)	(3,332,826)
Less, Change in Pension Value reported in Summary Compensation Table	(84,081)	(196,955)	(765,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	6,388,526	5,407,971	2,531,727
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	26,925	38,733	16,332
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,188,370	102,802	(1,578,875)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	735,558	(359,892)	(821,489)
Plus, the value of dividends or other earnings paid on equity awards in the year	135,895	150,681	133,668
Plus, pension service cost for services rendered during the year	144,581	86,265	144,488
Compensation Actually Paid to Non-PEO NEOs	12,019,418	7,817,258	2,618,978
			(a) Represents value of RSUs withheld to satisfy FICA tax obligations.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus Total Shareholder Return
The chart below shows the alignment between the PEO and other NEOs’ CAP amounts and the Company’s TSR. This is primarily due to the Company’s use of equity incentives, which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income (Loss)
As shown in the chart below, the Company’s net income has significantly increased since 2020 primarily as a result of improved market conditions and strong operating results. In 2020, the pandemic challenged our operational and financial environment and we reported a net loss of approximately $3.7 billion. In 2021 and 2022, we realized strong performance and reported net income of approximately $1.6 billion and $11.4 billion, respectively. The recovery has positively impacted our stock price and therefore the PEO and other NEOs’ CAP amounts increased in 2021 and 2022 as equity incentives are sensitive to changes in stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Annual Adjusted PSP ROCE
The chart below shows the correlation between annual non-GAAP Adjusted PSP ROCE and CAP. Because CAP values both vested and outstanding equity using either the value of the award as of the vesting date or the change in value of the award with respect to the prior year end, we consider annual Adjusted PSP ROCE a better measure to show the correlation of company performance to CAP rather than the three-year performance period average non-GAAP Adjusted PSP ROCE we use to determine final payout of our PSP.

Tabular List [Table Text Block]

Most Important Performance Measures	•Adjusted EBITDA
•Adjusted Controllable Costs
•Adjusted PSP ROCE
•3-Year Relative TSR

Total Shareholder Return Amount			$ 108.84	72.45	66.45
Peer Group Total Shareholder Return Amount			140.02	106.53	78.79
Net Income (Loss)			$ 11,391,000,000	$ 1,594,000,000	$ (3,714,000,000)
Company Selected Measure Amount			24.5	8.5	0.8
PEO Name	Mr. Lashier	Mr. Garland		Mr. Garland	Mr. Garland
Additional 402(v) Disclosure [Text Block]			The charts that follow depict the relationship of "compensation actually paid" (CAP) to our PEOs and other NEOs to (i) the TSR of the Company and its peer group (as described in Footnote 4 above), (ii) the Company's net income, and (iii) the Company's annual non-GAAP Adjusted PSP ROCE. Pursuant to Item 402(v) of Regulation S-K, CAP reflects adjustments to the fair value of equity awards during the years presented. Changes in our stock price and the projected and actual achievement of our performance goals greatly impact the total CAP reported for each year presented. For example, our annual TSR performance of -37%, 3%, and 44% for 2020, 2021, and 2022, respectively, contributed to significant changes in CAP values reported for each year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			•Adjusted PSP ROCE
Non-GAAP Measure Description [Text Block]			See Appendix B for a reconciliation of Adjusted PSP ROCE to the nearest GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			•Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			•Adjusted Controllable Costs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			•3-Year Relative TSR
Garland [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 18,229,917	$ 20,953,206	$ 24,989,374
PEO Actually Paid Compensation Amount			36,488,607	21,535,633	2,700,837
Lashier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			16,288,870
PEO Actually Paid Compensation Amount			24,349,594
PEO [Member] | Garland [Member] | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,326,210)	(14,459,165)	(12,588,803)
PEO [Member] | Garland [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(6,851,884)
PEO [Member] | Garland [Member] | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,794,483	14,662,552	9,514,060
PEO [Member] | Garland [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			89,225	114,921	85,470
PEO [Member] | Garland [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,650,492	470,710	(6,371,181)
PEO [Member] | Garland [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,803,161	(1,835,338)	(7,136,027)
PEO [Member] | Garland [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			398,405	394,928	357,826
PEO [Member] | Garland [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			849,133	1,233,818	702,002
PEO [Member] | Lashier [Member] | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,236,523)
PEO [Member] | Lashier [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(231,983)
PEO [Member] | Lashier [Member] | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,260,576
PEO [Member] | Lashier [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			59,342
PEO [Member] | Lashier [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,073,013
PEO [Member] | Lashier [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			910,182
PEO [Member] | Lashier [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			178,639
PEO [Member] | Lashier [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			47,478
Non-PEO NEO [Member] | Value Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,081,089)	(5,575,650)	(3,332,826)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(84,081)	(196,955)	(765,023)
Non-PEO NEO [Member] | Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,388,526	5,407,971	2,531,727
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,925	38,733	16,332
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,188,370	102,802	(1,578,875)
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			735,558	(359,892)	(821,489)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			135,895	150,681	133,668
Non-PEO NEO [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 144,581	$ 86,265	$ 144,488